Financial instruments	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

(millions of U.S. dollars)
June 30, 2025	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1.9	$1.9	$1.9	$—	$—
Other receivables	0.7	0.7	—	0.7	—
Contingent consideration	73.4	73.4	—	—	73.4
Derivative instruments:
Interest rate swaps designated as a hedge	80.9	80.9	—	80.9	—
Commodity contracts for regulatory operations	0.3	0.3	—	0.3	—
Total derivative instruments	81.2	81.2	—	81.2	—
Total financial assets	$157.2	$157.2	$1.9	$81.9	$73.4
Long-term debt	$6,020.6	$6,009.8	$1,988.8	$4,021.0	$—
Convertible debentures	0.3	0.3	0.3	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	12.0	12.0	—	12.0	—
Commodity contracts for regulated operations	0.1	0.1	—	0.1
Total derivative instruments	12.1	12.1	—	12.1	—
Total financial liabilities	$6,033.0	$6,022.2	$1,989.1	$4,033.1	$—
17.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

(millions of U.S. dollars)
December 31, 2024	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$2.1	$2.1	$2.1	$—	$—
Other receivables	0.6	0.5	—	0.5	—
Derivative instruments:
Interest rate swaps designated as a hedge	108.3	108.3	—	108.3	—
Commodity contracts for regulatory operations	0.2	0.2	—	0.2	—
Total derivative instruments	108.5	108.5	—	108.5	—
Total financial assets	$111.2	$111.1	$2.1	$109.0	$—
Long-term debt	$6,207.0	$6,135.5	$1,922.6	$4,213.0	$—
Convertible debentures	0.3	0.2	0.2	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	19.1	19.1	—	19.1	—
Commodity contracts for regulated operations	0.3	0.3	—	0.3	—
Total derivative instruments	19.4	19.4	—	19.4	—
Total financial liabilities	$6,226.7	$6,155.1	$1,922.8	$4,232.4	$—
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of June 30, 2025 and December 31, 2024 due to the short-term maturity of these instruments.
The Company’s Level 1 fair value of long-term debt is measured at the closing price on the New York Stock Exchange and the Canadian over-the-counter closing price. The Company’s Level 2 fair value of long-term debt at fixed interest rates has been determined using a discounted cash flow method and current interest rates. The Company's Level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The fair value of development loans and other receivables (Level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company’s Level 2 fair value derivative instruments primarily consist of swaps, options and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s Level 3 fair value contingent consideration relates to the earn-out component recognized from the Renewables Sale. The fair value of the contingent consideration was determined using a discounted cash flow approach. The significant unobservable inputs used in the fair value measurement of the contingent consideration were the forward-looking ERCOT energy curves used to construct the expected cash flows and the discount rate applied to these cash flows, which was 11%. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement.
17.Financial instruments (continued)
(b)Derivative instruments
Derivative instruments are recognized on the unaudited interim condensed consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
(i)Commodity derivatives - regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated natural gas and electric service territories. The Company’s strategy is to minimize fluctuations in natural gas sale prices to regulated customers. As at June 30, 2025, the commodity volume, in dekatherms, associated with the above derivative contracts is 1,188,414.
The accounting for these derivative instruments is subject to guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the unaudited interim condensed consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity cost adjustments. As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
(ii)Cash flow hedges
The Company mitigates the risk that interest rates will increase over the life of certain term loan facilities by entering into the following interest rate swap contracts. For an interest rate swap or cross-currency interest rate swap designated as hedging the exposure to variable cash flows of a future transaction, the effective portion of this derivative's gain or loss is initially reported as a component of OCI and subsequently reclassified into earnings once the future transaction impacts earnings. Amounts for interest rate contracts are reclassified to earnings as interest expense over the term of the related debt.

(millions of dollars)
Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap	US$	350.0	July 2029	US$350.0 subordinated unsecured notes
Cross-currency interest rate swap	C$	400.0	January 2032	C$400.0 subordinated unsecured notes
Forward-starting interest rate swap	US$	750.0	April 2032	US$750.0 subordinated unsecured notes
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge held by continuing and discontinued operations:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Effective portion of cash flow hedge	$(1.8)	$29.8	$(22.2)	$45.7
Amortization of cash flow hedge	(0.3)	(0.5)	(0.6)	(1.0)
Amounts reclassified from AOCI	(0.2)	(0.1)	(0.4)	(6.0)
	$(2.3)	$29.2	$(23.2)	$38.7
The Company expects $1.9 million of unrealized losses currently in AOCI to be reclassified, net of taxes, into investment loss, interest expense and derivative gains, within the next 12 months, as the underlying hedged transactions settle.
17.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $nil and a gain of $65.6 million released into earnings for the three and six months ended June 30, 2025, respectively, upon the disposition of the hedged investments in foreign operations and the termination of the hedge (2024 - loss of $2.4 million and gain of $10.2 million, respectively) was recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes issued on such date, to effectively convert the $350.0 million U.S. dollar-denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates was recognized each period in the unaudited interim condensed consolidated statements of operations as loss on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation was reported in the same manner as the translation adjustment (in OCI) related to the net investment and was reclassified to profit and loss as part of the gains (losses) on disposition of the net investment in its Canadian subsidiary, which was reclassified to discontinued operations. A foreign currency gain of $nil and $6.0 million for the three and six months ended June 30, 2025, respectively was released into earnings upon the disposition of the hedged investments in foreign operations and the termination of the hedge (2024 - gain of $2.2 million and $4.4 million, respectively was recorded in OCI).
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives and risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes. For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.
The effects on the unaudited interim condensed consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Amortization of cash flow hedge	$(0.3)	$(0.5)	$(0.6)	$(1.0)
Unrealized gain (loss) on commodity contracts	0.6	0.6	(6.3)	1.2
Gain (loss) on derivative financial instruments	$0.3	$0.1	$(6.9)	$0.2
17.Financial instruments (continued)
(c)Supplier financing programs
In the normal course of business, the Company enters into supplier financing programs under which the suppliers can voluntarily elect to sell their receivables. The Company agrees to pay, on the invoice maturity date, the stated amount of the invoices that the Company has confirmed through the execution of bills of exchange. The terms of the trade payable arrangement are consistent with customary industry practice and are not impacted by the supplier’s decision to sell amounts under these arrangements. As of June 30, 2025, accounts payable include confirmed invoices from designated suppliers of $nil (December 31, 2024 - $80.5 million).